Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Income / (Loss) attributable to common equity holders	$ (1,161)	$ 11,015	$ 1,425	$ 23,098
Weighted average number of shares - basic and diluted	20,582,301	20,582,301	20,582,301	20,582,301
Basic earnings (loss) per share	$ (0.06)	$ 0.53	$ 0.07	$ 1.12
Diluted earnings (loss) per share	$ (0.06)	$ 0.53	$ 0.07	$ 1.12